LOANS AND FINANCING	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
LOANS AND FINANCING	LOANS AND FINANCING
18.1Accounting policies
Initially recognized at fair value, less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.
18.2Movement of loans and financing

Description	Average nominal rate p.a.	Effective rate p.a.	Maturity	December 31, 2024	Funding (–) costs	Transfer (c)	Debt into equity conversion	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Modifica-tions (a)	Amortized cost	December 31, 2025

In foreign currency – US$
Senior notes – 2026	7.3%	7.8%	Jun-26	196,241	—	—	—	—	—	12,815	(22,119)	—	648	187,585
Senior notes – 2028	11.9%	13.3%	Aug-28	6,196,281	—	—	—	—	(555)	56,727	(307,514)	(5,929,442)	3,762	19,259
Senior notes – 2029	11.5%	11.5%	May-29	1,533,659	—	—	—	—	(815)	15,635	(75,894)	(1,443,339)	—	29,246
	10.9%	10.9%	May-30	3,649,185	—	—	—	—	(5,096)	46,605	(188,650)	(3,309,622)	—	192,422
Senior notes 1L – 2028 (a)	11.9%	11.9%	Aug-28	—	396,779	—	—	(177,843)	(182,960)	639,724	(411,731)	6,084,736	—	6,348,705
Senior notes 2L – 2029	11.5%	11.5%	May-29	—	26,854	—	(489,310)	(40,281)	(48,685)	104,196	(62,713)	1,443,339	—	933,400
Senior notes 2L – 2030	10.9%	10.9%	May-30	—	58,290	—	(1,123,740)	(87,443)	(105,702)	226,289	(143,940)	3,309,622	—	2,133,376
Bridge notes	—	—	—	976,968	—	—	—	(928,148)	(29,027)	11,087	(47,925)	—	17,045	—
New bridge notes	—	—	—	—	555,314	—	—	(620,453)	(29,534)	29,534	(9,837)	—	74,976	—
DIP - 2026	15.0%	23.1% (b)	Feb-26	—	9,390,624	—	—	—	(588,089)	589,039	(95,266)	—	298,553	9,594,861
Superpriority notes	—	—	—	—	2,806,143	—	—	(2,953,837)	(854,456)	856,189	(169,228)	—	315,189	—
Aircraft, engines and others	Sofr 1M + 4.6%	8.5%	May-26	729,110	—	—	—	—	(45,768)	43,311	(80,289)	—	—	646,364
	Sofr 3M + 2.6%	10.0%	Dec-27	116,145	284,671	—	—	(137,561)	(42,547)	17,131	(22,620)	—	5,111	220,330
	—	—	—	—	103,136	(102,757)	—	—	(840)	834	(373)	—	—	—
	4.7%	4.7%	Jun-25	145,822	—	—	—	(101,323)	10,576	7,626	(21,500)	(29,985)	478	11,694
Executed letters of credit (d)	—	—	—	—	1,291,133	102,757	—	—	—	—	(17,784)	—	—	1,376,106
				13,543,411	14,912,944	—	(1,613,050)	(5,046,889)	(1,923,498)	2,656,742	(1,677,383)	125,309	715,762	21,693,348
In local currency – R$
Debentures (a)	CDI + 4.0%	18.8%	Feb-31	841,858	—	—	—	(210,379)	(104,684)	134,564	—	(9,635)	6,749	658,473
Executed derivatives (d)	—	—	—	—	—	38,576	—	(335)	—	—	—	—	—	38,241
Executed letters of credit (d)	—	—	—	—	704,757	—	—	(35,215)	—	—	—	—	—	669,542
Others	—	—	—	596,148	—	—	—	(561,593)	(35,125)	363	—	—	207	—
				1,438,006	704,757	38,576	—	(807,522)	(139,809)	134,927	—	(9,635)	6,956	1,366,256

Total in R$				14,981,417	15,617,701	38,576	(1,613,050)	(5,854,411)	(2,063,307)	2,791,669	(1,677,383)	115,674	722,718	23,059,604

Current				2,207,199										13,783,259
Non-current				12,774,218										9,276,345

(a)    Due to the restructuring, R$542,438 was recorded in the statement under the caption “Restructuring of loans and financing”. The amount refers to R$396,779 of incorporation of fees and R$155,294, from debt issuance costs of the original funding, and the reversal of R$9,635 in interest and fees.
(b)    The effective rate of 23.1% p.a. are due to the very short maturity terms and transaction costs.
(c)    The balances of the transfers are between the line items “Loans and financing” and “Derivative financial instruments.”
(d)    On the date of disclosure, the fees and maturities are being negotiated.

Description	Average nominal rate p.a.	Effective rate	Maturity	December 31, 2023	Funding (–) costs	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Effects of restructuring	Amortized cost	December 31, 2024

In foreign currency – US$

Senior notes – 2024	5.9%	6.3%	Oct-24	332,099	—	(397,696)	(12,017)	17,121	59,679	—	814	—
Senior notes – 2026	7.3%	7.8%	Jun-26	152,572	—	—	(13,299)	12,998	43,322	—	648	196,241
Senior notes – 2028	11.9%	13.3%	Aug-28	3,922,731	905,219	—	(620,516)	633,483	1,325,488	(7,502)	37,378	6,196,281
Senior notes – 2029	11.5%	11.5%	May-29	1,165,545	41,476	—	(148,653)	149,819	325,472	—	—	1,533,659
Senior notes – 2030	10.9%	10.9%	May-30	2,777,513	93,517	—	(335,174)	337,752	775,577	—	—	3,649,185
Bridge notes – 2025	Sofr Index + 8.3% to 10.7%	37.8% (a)	Jan-25	—	856,502	—	—	18,726	65,215	—	36,525	976,968
Aircraft, engines and others	Sofr 1M + 4.6%	9.8%	May-26	79,086	545,797	—	(36,214)	40,895	99,546	—	—	729,110
	Sofr 3M + 2.6%	11.3%	Jun-27	—	104,892	—	(1,819)	2,616	10,021	—	435	116,145
	4.9%	5.9%	Mar-29	284,279	—	(183,580)	(11,328)	9,961	45,547	—	943	145,822
				8,713,825	2,547,403	(581,276)	(1,179,020)	1,223,371	2,749,867	(7,502)	76,743	13,543,411
In local currency - R$
Working capital	CDI + 1.6%	20.0%	Jan-25	29,648	982,796	(477,191)	(9,811)	44,118	—	—	23,079	592,639
Debentures	CDI + 5.0%	15.2%	Dec-28	919,072	542,660	(637,676)	(143,788)	129,410	—	18,173	14,007	841,858
Aircraft, engines and others	Selic + 5.5%	10.0%	May-25	12,771	—	(7,039)	(7,173)	1,362	—	—	79	—
	6.5%	6.5%	Mar-27	23,596	—	(19,984)	(936)	833	—	—	—	3,509
				985,087	1,525,456	(1,141,890)	(161,708)	175,723	—	18,173	37,165	1,438,006

Total in R$				9,698,912	4,072,859	(1,723,166)	(1,340,728)	1,399,094	2,749,867	10,671	113,908	14,981,417

Current				1,100,051								2,207,199
Non-current				8,598,861								12,774,218

(a)The effective rate of 37.8% per year is due to the very short maturity and the transaction costs.
18.3Schedule of amortization of debt

	December 31,
Description	2025	2024

2025	—	2,207,199
2026	13,783,259	1,211,585
2027	187,397	160,172
2028	5,880,851	6,267,806
2029	970,121	1,520,407
After 2029	2,237,976	3,614,248
	23,059,604	14,981,417

Current	13,783,259	2,207,199
Non-current	9,276,345	12,774,218
18.4Restructuring
18.4.1Senior notes
During the first quarter of 2025, in exchange for the substantial balance of Senior Notes 2028, 2029 and 2030 – (“Existing Notes”), the subsidiary Azul Secured issued Senior Notes 1L – 2028 and Senior Notes 2L – 2029 and 2030 with the following conditions:

•Senior Notes 1L – 2028: R$6,180,810 (equivalent to US$1,048,839) in principal amount, on a first-lien basis, due in 2028, remuneration of 11.9% p.a. and incorporation into the principal of fees in the amount of R$396,779;

•Senior notes 2L – 2029: R$1,443,339 (equivalent to US$238,015) in principal amount, on a second-lien basis, maturing in 2029, remuneration of 11.5% p.a. and incorporation of interest into the principal of R$26,854; and

•Senior notes 2L – 2030: R$3,309,622 (equivalent to US$546,620) in principal amount, on a second-lien basis, maturing in 2030, remuneration of 10.9% p.a. and incorporation of interest into the principal of R$58,290.

The Senior Notes 1L – 2028 are guaranteed on a first lien basis after the payments of the super-priority Notes, but before the payments of the Senior Notes 2L – 2029 and 2030, in addition to other debts and other obligations, as per priorities established in an agreement between creditors. The guarantee package consists of the fiduciary assignment of the flow of receivables of Azul Viagens, the loyalty program and the fiduciary sale of the intellectual property of the loyalty program.

In addition, the Company has executed supplemental indentures to amend the terms of the Existing Notes in accordance with its solicitation of consents to substantially eliminate all restrictive covenants, events of default and collateral.

In accordance with IFRS 9 – Financial Instruments, the Company concluded that the renegotiation falls within the scope of debt extinguishment. Therefore, the proportional amounts previously recorded were extinguished and a new debt was recorded. For this reason, any costs or fees incurred were recognized in the statements of operations.

In the second quarter of 2025, the Company converted R$1,613,050 of the principal amount of the Senior notes 2L – 2029 and 2030 into 450,572,669 preferred shares at a price of R$1.95 (reais), and recognized a gain of R$734,433 in the statements of operations under the line item “Debt into equity conversion”.

18.4.2    Debentures

In September 2025, the Company renegotiated the terms of its non-convertible debentures, resulting in the postponement of the maturity date to February 2031, in the principal and interest amortization schedule to monthly starting in March 2026 and September 2025, respectively, and the remuneration rates to CDI + 3.9% p.a. as from September 2025.

In accordance with IFRS 9 – Financial Instruments, the Company concluded that the renegotiation falls within the scope of debt extinguishment. Consequently, the previously recorded proportional amounts were derecognized, and a new liability was recognized. For this reason, any costs or fees incurred were recognized in the statements of operations.
18.5Relevant Funding
18.5.1Superpriority Notes
During the first quarter of 2025, the subsidiary Azul Secured issued superpriority notes in a private, in the principal amount of R$3,093,825 (equivalent to US$525,000), with costs of R$315,190, interest equivalent to Sofr Index + 8.3% p.a. (if paid in cash) or + 10.7% p.a. (if is capitalized), quarterly interest payments, the first in February 2025, and due in January 2030.

Additionally, interest in the amount of R$27,508 was incorporated into the principal. In July 2025, the balance was settled.

18.5.2New bridge notes
In April 2025, the Company obtained from its current debt security holders an additional financing of R$610,208 (equivalent to US$107,656), with costs of R$74,976, interest equivalent to 13.5% p.a., monthly interest amortization and maturity in October 2025.

Additionally, interest in the amount of R$20,082 was incorporated into the principal. In July 2025, the balance was settled.

18.5.3Debtor in possession – DIP
In May 2025, the Company secured the right to a DIP financing facility of approximately US$1.6 billion, made available in accordance with court authorization. The Company obtained access to R$9,080,656 net of funding costs of R$412,881, resulting in R$8,667,775 (equivalent to US$1.6 billion), bearing interest at 15.0% p.a. and maturing in February 2026.

Additionally, interest in the amount of R$722,849 was capitalized into the principal.

In July 2025, using the funds from the DIP facility, the Company made payments on the Superpriority Notes and New Bridge Notes transactions, mentioned above.

18.5.4Letters of Credit
During 2025, the subsidiary ALAB recognized the amount of R$1,995,890 related to the execution of letters of credit that were used for security deposits, maintenance reserves and other.

18.6Covenants
The Company continues to measure the restrictive covenants of some of its loan and financing contracts according to the original conditions, while awaiting future agreements that may be reached with its creditors under the scope of Chapter 11, as shown below.
Although the Chapter 11 process may have triggered the non-fulfillment of certain obligations, counterparties are prevented from taking any action as a result of alleged defaults. Therefore, the related debt remains classified in these financial statements according to the originally established contractual schedule.

Covenant related to:	Measurement indicators	Indicators needed to a measurement.	Reached

9th and 10th issue of debentures	Annual	(i) adjusted debt service coverage ratio (ICSD) equal to or greater than 1.2; (ii) financial leverage less than or equal to 6.5 in 2023; 5.0 in 2024 and 2025; and 4.5 from 2026.	Waiver
Aircraft, engines and others	Quarterly	(i) The total cash balance on the last day of the quarter is not less than R$1 billion.	Reached
	Annual	(ii) Leverage: equal to or less than 5.5, with the referred Index being obtained by net debt / EBITDA on the last day of the year.	Not achieved
Senior notes 1L, 2L	Quarterly	(i) Immediate Liquidity exceeding R$350 million on March 31, 2025; (ii) Immediate Liquidity exceeding R$500 million as of June 30, 2025.	Reached
DIP	Biweekly	Liquidity in excess of R$90 million every fortnight, starting from June 13, 2025.	Reached